Intangible Assets (Tables)	3 Months Ended
Mar. 31, 2016
Asian Equity Exchange Group Co LTD [Member]
Schedule of Intangible Assets
	March 31, 2016	December 31, 2015
	(Unaudited)
Computer software	$5,223	$-
Accumulated amortization	(261)	-
Balance as at the period end	$4,962	$-